Offerings - Offering: 1	Sep. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	8,202,598
Maximum Aggregate Offering Price	$ 106,386,691.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,692.00
Rule 457(f)	true
Amount of Securities Received | shares	13,516,858
Value of Securities Received, Per Share	17.22088207
Value of Securities Received	$ 232,772,217.57
Cash Consideration Paid	126,385,525.94
Fee Note MAOP	$ 106,386,691.63
Offering Note	Represents the maximum number of shares of Navitas Semiconductor Corporation (the "Company") Class A common stock, par value $0.0001 per share ("Class A Common Stock"), issuable by the Company upon completion of the proposed transactions pursuant to the Agreement and Plan of Merger dated August 24,2026 (the "Merger Agreement"), by and among the Company, Claros, Inc., a Delaware corporation ("Claros"), Compass Merger Sub 1 Inc., a Delaware corporation, Compass Merger Sub 2 LLC, a Delaware limited liability company, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative, agent and attorney-in-fact of the securityholders of Claros*. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. In connection with the consummation of the transactions contemplated by the Merger Agreement, each share of Claros common stock, par value $0.0001 per share ("Claros Common Stock"), and each share of Claros preferred stock, par value $0.0001 per share ("Claros Preferred Stock," and, together with Claros Common Stock, the "Claros Capital Stock"), issued and outstanding immediately prior to the consummation of the transactions will be canceled and converted into the right to receive up to an aggregate of $232.8 million comprised of (a) an aggregate cash amount of approximately $126.4 million, (b) 6,912,729 registered shares of Class A Common Stock issuable at the closing of the transactions contemplated by the Merger Agreement, and (c) no more than 1,289,869 shares of Class A Common Stock issuable by the Company (the "Earnout Shares") based on the achievement of certain business milestones during the period from the closing date of the transactions contemplated by the Merger Agreement through and including the day immediately prior to the two (2)-year anniversary of such date. The value of the shares of Class A Common Stock to be issued by the Company in connection with the transactions contemplated by the Merger Agreement was determined based on the per share closing price of Class A Common Stock on August 21, 2026, which was $12.97 (the "Reference Price"). There are expected to be 13,516,858 shares of Claros Capital Stock outstanding at October 6, 2026 (the expected closing date of the transactions contemplated by the Merger Agreement) comprised of (a) 5,777,393 unrestricted shares of Claros Common Stock issued and outstanding as of August 24, 2026, (b) 42,916 restricted shares of Claros Common Stock that will vest in accordance with the terms of the underlying award agreements on or before October 6, 2026 (the anticipated closing date assuming all closing conditions are satisfied on or before such date), (c) 1,586,468 restricted shares of Claros Common Stock that will vest as of the closing date in accordance with the Merger Agreement; and (d) 6,110,081 shares of Claros Preferred Stock. The number of shares of Claros Capital Stock excludes 549,067 shares of restricted stock that will not be vested as of October 6, 2026, which are not eligible to be paid the merger consideration and will be canceled and converted into restricted stock rights of the Company at the closing of the transactions contemplated by the Merger Agreement. The Maximum Aggregate Offering Price with respect to the shares of Class A Common Stock issuable to holders of Claros Capital Stock pursuant to the Merger Agreement is calculated pursuant to Rules 457(f)(2) and 457(f)(3) under the Securities Act, solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, and the registration fee is estimated at $14,692.01. For purposes of determining the book value of a share of Claros Capital Stock, we have used the maximum aggregate merger consideration to be paid under the Merger Agreement, with the value of the shares of Class A Common Stock to be issuable in connection with the Merger Agreement determined based on the Reference Price.